Average Annual Total Returns - FidelityManagedRetirementFunds-K6ComboPRO - FidelityManagedRetirementFunds-K6ComboPRO - Fidelity Managed Retirement 2020 Fund	Sep. 28, 2024
Fidelity Managed Retirement 2020 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	10.94%
Since Inception	4.28%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Since Inception	(0.30%)
IXZNK
Average Annual Return:
Past 1 year	10.97%
Since Inception	4.15%

[1]	A From August 1, 2019 .